Loans and borrowings	12 Months Ended
Dec. 31, 2020
Loans and borrowings
Loans and borrowings

22.  Loans and borrowings

Loans and borrowings of the Group are presented in the table below.

	December 31,	December 31,
(in thousands of Russian Roubles)	2020	2019
Long-term loans and borrowings:
Bank loan	3,831,270	4,064,501
Non-convertible bonds	3,960,056
Total	7,791,326	4,064,501
Current loans and borrowings:
Bank loan – current portion	471,027	1,064,554
Non-convertible bonds – interest	12,584	—
Other loan – principal	1,478	—
Other loan – interest	11	—
Total	485,100	1,064,554

(a)   Bank loan

The bank loan amounting to RUB 5 billion was obtained by the Group in May 2016 from a major state-owned bank PJSC 'VTB Bank' to finance the acquisition of 100% ownership interest in HeadHunter from Mail.Ru Group Limited (LSE: MAIL). On October 5, 2017 the Group entered into a supplemental agreement which increased the amount of the bank loan facility from RUB 5 billion to RUB 7 billion and distributed RUB 2 billion to shareholders.

In August 2020 the Group has signed an amended loan agreement with the PJSC 'VTB Bank', which extended the loan maturity from October 2022 to June 2025 and relaxed performance covenants related to revenue and cash receipts until the middle of 2021. The agreement also provides for an additional facility in the amount of RUB 1 billion to be received on request until May 2021. The Group has not used the additional facility as at December 31, 2020.

Change in the loan terms was assessed as modification not resulting in derecognition of the loan, related gain of RUB 5,617 thousand is included in 'Finance income' in the consolidated statement of income and comprehensive income.

The major terms of the loan are as follows:

•	Interest rate: Central Bank of Russia Key Rate + 2%;
•	Ultimate maturity: June 2025;
•

Principal financial covenants: the ratio of net debt to EBITDA (as defined in the loan agreement), the ratio of EBITDA to interest expense, the minimum amount of revenue, and the minimum amount of cash sales.

As at December 31, 2020 the Group was compliant with all financial and other covenants per the loan agreement.

The loan is collateralized with shares of Headhunter LLC (Russia) and Headhunter FSU Limited, the above-mentioned entities being key holding and operating entities of the Group.

The loan agreement includes various legal restrictions including change of control provisions, issuance of capital, restructuring, restrictions/consent on limits of shareholder distributions, and sale and purchase of assets.

The carrying amounts of the bank loan approximated its fair value at each reporting date.

(b)Non-convertible bonds

In connection with the acquisition of 100% interest of Zarplata in December 2020, the Group issued interest-bearing non-convertible bonds on Moscow Exchange (MOEX) with nominal value of RUB 4 billion.

The Group incurred transaction costs amounted to RUB 40 million representing bank commissions and other 3rd parties services in connection with the issue.

The major terms of the bonds are as follows:

•	Interest rate: 6.45%
•	Coupon period: 91 days
•	Call option: callable at end of each coupon period
•	Ultimate maturity: December 2023

The carrying amounts of the bonds approximated their fair value at the reporting date.

(c)  Other loan

On March 13, 2019, the Group has fully repaid the loan of RUB 270 million which was obtained by the Group in December 2018 from an associate of a non-controlling shareholder with significant influence on the Group as of December 31, 2019.

(d)   Reconciliation of movements of liabilities to cash flows arising from financing activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

				Payables to/
	Bank and			Receivables
	other loans			from non-
	and		Dividends	controlling
	borrowings	Lease	payables to	interests
	(notes 22 (a),	liabilities	shareholders	(note
(in thousands of Russian Roubles)	22(b), 22(c))	(note 24)	(note 20(d))	20(d))	Total
Balance at January 1, 2020	5,129,055	290,618	—	—	5,419,673
Changes from financing cash flows
Bank and other loans received	4,616,478	—	—	—	4,616,478
Non-convertible bonds issued	4,000,000	—	—	—	4,000,000
Bank loan repaid	(5,397,895)	—	—	—	(5,397,895)
Dividends paid	—	—	(1,885,441)	(102,731)	(1,988,172)
Bank loan origination fees	(56,668)	—	—	—	(56,668)
Repayment of lease liabilities	—	(59,737)	—	—	(59,737)
Contribution from non-controlling interest received	—	—	—	44	44
Total changes from financing cash flows	3,161,915	(59,737)	(1,885,441)	(102,687)	1,114,050
Other changes not relating to financing cashflows
Interest accrued	364,313	26,334	—	—	390,647
Interest paid	(339,845)	(26,334)	—	—	(366,179)
New leases, including modifications	—	10,754	—	—	10,754
Distributions to shareholders and non-controlling interest	—	—	1,800,520	103,126	1,903,646
Transaction costs related to bond issue	(39,012)	—	—	—	(39,012)
Contribution from non-controlling interest	—	—	—	(44)	(44)
Foreign exchange gain	—	—	84,921	—	84,921
Foreign currency translation differences	—	362	—	(395)	(33)
Total other changes	(14,544)	11,116	1,885,441	102,687	1,984,700
Balance at December 31, 2020	8,276,426	241,997	—	—	8,518,423

	Bank and			Dividends
	other loans			Payables to/
	and		Dividends	Receivables from
	borrowings	Lease	payables to	non-controlling
	(notes 22(a),	liabilities	shareholders	interests (note
(in thousands of Russian Roubles)	22(b), 22(c))	(note 24)*	(note 20(d))	20(d))	Total
Balance at January 1, 2019	6,437,616	343,455	—	5,916	6,786,987
Changes from financing cash flows
Bank loan repaid	(1,055,000)	—	—	—	(1,055,000)
Other loan repaid	(270,000)	—	—	—	(270,000)
Acquisition of non-controlling interest	—	—	—	(2,107)	(2,107)
Dividends paid	—	—	(1,133,501)	(131,456)	(1,264,957)
Repayment of lease liabilities	—	(61,376)	—	—	(61,376)
Total changes from financing cash flows	(1,325,000)	(61,376)	(1,133,501)	(133,563)	(2,653,440)
Other changes
Interest accrued	565,918	32,941	—	—	598,859
Interest paid	(549,479)	(32,941)	—	—	(582,420)
New leases, including modifications	—	9,147	—	—	9,147
Distributions to shareholders and non-controlling interest	—	—	1,160,345	126,460	1,286,805
Foreign exchange gain	—	—	(26,844)	—	(26,844)
Foreign currency translation differences	—	(608)	—	1,187	579
Total other changes	16,439	8,539	1,133,501	127,647	1,286,126
Balance at December 31, 2019	5,129,055	290,618	—	—	5,419,673

*The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.

	Bank and	Dividends
	other loans	payables to
	and	non-
	borrowings	controlling
	(notes 22 (a),	interests (note
(in thousands of Russian Roubles)	22(b))	20(d))	Total
Balance at January 1, 2018	6,837,293	3,225	6,840,518
Changes from financing cash flows
Other loan received	270,000	—	270,000
Bank loan repaid	(690,000)	—	(690,000)
Dividends paid	—	(77,629)	(77,629)
Total changes from financing cash flows	(420,000)	(77,629)	(497,629)
Other changes
Interest accrued	644,326	—	644,326
Interest paid	(624,003)	—	(624,003)
Foreign currency translation differences	—	470	470
Distributions to shareholders and non-controlling interest	—	79,850	79,850
Total liability related other changes	20,323	80,320	100,643
Balance at December 31, 2018	6,437,616	5,916	6,443,532